Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000202326
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Institutional Shares
Trading Symbol	BGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 3.25%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,061	$9,951	$10,002
Sep 16	$10,071	$10,006	$10,007
Oct 16	$10,151	$9,728	$10,009
Nov 16	$10,141	$9,342	$10,011
Dec 16	$10,212	$9,299	$10,015
Jan 17	$10,303	$9,404	$10,020
Feb 17	$10,333	$9,448	$10,024
Mar 17	$10,323	$9,463	$10,026
Apr 17	$10,353	$9,570	$10,032
May 17	$10,394	$9,718	$10,037
Jun 17	$10,394	$9,709	$10,046
Jul 17	$10,454	$9,872	$10,054
Aug 17	$10,454	$9,970	$10,064
Sep 17	$10,505	$9,880	$10,072
Oct 17	$10,565	$9,843	$10,081
Nov 17	$10,545	$9,952	$10,090
Dec 17	$10,566	$9,987	$10,101
Jan 18	$10,657	$10,106	$10,113
Feb 18	$10,657	$10,016	$10,123
Mar 18	$10,617	$10,123	$10,137
Apr 18	$10,647	$9,961	$10,150
May 18	$10,586	$9,885	$10,166
Jun 18	$10,545	$9,841	$10,183
Jul 18	$10,576	$9,825	$10,199
Aug 18	$10,606	$9,835	$10,217
Sep 18	$10,627	$9,750	$10,233
Oct 18	$10,576	$9,641	$10,250
Nov 18	$10,463	$9,671	$10,271
Dec 18	$10,378	$9,867	$10,290
Jan 19	$10,518	$10,017	$10,311
Feb 19	$10,594	$9,959	$10,329
Mar 19	$10,648	$10,084	$10,352
Apr 19	$10,756	$10,054	$10,371
May 19	$10,724	$10,190	$10,395
Jun 19	$10,811	$10,416	$10,418
Jul 19	$10,875	$10,387	$10,437
Aug 19	$10,930	$10,599	$10,458
Sep 19	$10,984	$10,491	$10,477
Oct 19	$10,995	$10,561	$10,497
Nov 19	$11,049	$10,481	$10,510
Dec 19	$11,149	$10,542	$10,525
Jan 20	$11,205	$10,676	$10,539
Feb 20	$11,171	$10,748	$10,555
Mar 20	$10,351	$10,507	$10,585
Apr 20	$10,531	$10,714	$10,586
May 20	$10,711	$10,761	$10,586
Jun 20	$10,823	$10,856	$10,588
Jul 20	$10,980	$11,202	$10,590
Aug 20	$11,048	$11,185	$10,591
Sep 20	$11,003	$11,145	$10,592
Oct 20	$11,036	$11,156	$10,593
Nov 20	$11,362	$11,359	$10,594
Dec 20	$11,589	$11,511	$10,595
Jan 21	$11,683	$11,410	$10,596
Feb 21	$11,823	$11,213	$10,597
Mar 21	$11,823	$10,998	$10,598
Apr 21	$11,904	$11,137	$10,598
May 21	$11,951	$11,241	$10,598
Jun 21	$12,009	$11,142	$10,598
Jul 21	$11,963	$11,290	$10,598
Aug 21	$11,998	$11,243	$10,599
Sep 21	$11,998	$11,044	$10,600
Oct 21	$11,951	$11,017	$10,599
Nov 21	$11,916	$10,985	$10,600
Dec 21	$11,993	$10,969	$10,601
Jan 22	$11,884	$10,745	$10,600
Feb 22	$11,751	$10,617	$10,602
Mar 22	$11,727	$10,294	$10,605
Apr 22	$11,606	$9,730	$10,606
May 22	$11,425	$9,756	$10,614
Jun 22	$11,062	$9,443	$10,617
Jul 22	$11,195	$9,644	$10,622
Aug 22	$11,219	$9,263	$10,640
Sep 22	$10,953	$8,787	$10,666
Oct 22	$10,929	$8,727	$10,683
Nov 22	$11,001	$9,138	$10,718
Dec 22	$11,033	$9,187	$10,756
Jan 23	$11,242	$9,489	$10,790
Feb 23	$11,281	$9,173	$10,825
Mar 23	$11,190	$9,463	$10,872
Apr 23	$11,373	$9,505	$10,906
May 23	$11,386	$9,319	$10,949
Jun 23	$11,438	$9,318	$10,999
Jul 23	$11,517	$9,383	$11,043
Aug 23	$11,569	$9,255	$11,093
Sep 23	$11,622	$8,984	$11,143
Oct 23	$11,582	$8,877	$11,193
Nov 23	$11,792	$9,325	$11,243
Dec 23	$12,024	$9,712	$11,296
Jan 24	$12,146	$9,578	$11,344
Feb 24	$12,186	$9,458	$11,391
Mar 24	$12,281	$9,510	$11,442
Apr 24	$12,281	$9,270	$11,491
May 24	$12,443	$9,391	$11,546
Jun 24	$12,511	$9,405	$11,593
Jul 24	$12,633	$9,664	$11,645
Aug 24	$12,754	$9,893	$11,701
Sep 24	$12,890	$10,061	$11,751
Oct 24	$12,903	$9,724	$11,796
Nov 24	$12,984	$9,757	$11,841
Dec 24	$13,028	$9,548	$11,889
Jan 25	$13,173	$9,602	$11,933
Feb 25	$13,289	$9,740	$11,971
Mar 25	$13,173	$9,800	$12,011
Apr 25	$13,217	$10,088	$12,052
May 25	$13,420	$10,052	$12,096
Jun 25	$13,536	$10,242	$12,136
Jul 25	$13,651	$10,090	$12,177
Aug 25	$13,695	$10,236	$12,225
Sep 25	$13,796	$10,303	$12,266
Oct 25	$13,825	$10,277	$12,309
Nov 25	$13,825	$10,301	$12,343
Dec 25	$13,881	$10,328	$12,386
Jan 26	$13,927	$10,425	$12,421
Feb 26	$13,942	$10,541	$12,455
Mar 26	$13,820	$10,217	$12,491
Apr 26	$13,958	$10,344	$12,527
May 26	$14,065	$10,379	$12,565
Jun 26	$14,096	$10,306	$12,601
Jul 26	$14,096	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.25%	3.34%	3.49%
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,002,887,869
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 7,836,759
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

C000202324
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor A Shares
Trading Symbol	BGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$169	1.66%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 2.99%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$9,658	$9,951	$10,002
Sep 16	$9,668	$10,006	$10,007
Oct 16	$9,746	$9,728	$10,009
Nov 16	$9,726	$9,342	$10,011
Dec 16	$9,794	$9,299	$10,015
Jan 17	$9,882	$9,404	$10,020
Feb 17	$9,901	$9,448	$10,024
Mar 17	$9,901	$9,463	$10,026
Apr 17	$9,921	$9,570	$10,032
May 17	$9,960	$9,718	$10,037
Jun 17	$9,960	$9,709	$10,046
Jul 17	$10,018	$9,872	$10,054
Aug 17	$10,018	$9,970	$10,064
Sep 17	$10,057	$9,880	$10,072
Oct 17	$10,105	$9,843	$10,081
Nov 17	$10,086	$9,952	$10,090
Dec 17	$10,109	$9,987	$10,101
Jan 18	$10,197	$10,106	$10,113
Feb 18	$10,197	$10,016	$10,123
Mar 18	$10,148	$10,123	$10,137
Apr 18	$10,177	$9,961	$10,150
May 18	$10,109	$9,885	$10,166
Jun 18	$10,070	$9,841	$10,183
Jul 18	$10,099	$9,825	$10,199
Aug 18	$10,129	$9,835	$10,217
Sep 18	$10,148	$9,750	$10,233
Oct 18	$10,099	$9,641	$10,250
Nov 18	$9,982	$9,671	$10,271
Dec 18	$9,908	$9,867	$10,290
Jan 19	$10,032	$10,017	$10,311
Feb 19	$10,104	$9,959	$10,329
Mar 19	$10,156	$10,084	$10,352
Apr 19	$10,259	$10,054	$10,371
May 19	$10,218	$10,190	$10,395
Jun 19	$10,300	$10,416	$10,418
Jul 19	$10,362	$10,387	$10,437
Aug 19	$10,414	$10,599	$10,458
Sep 19	$10,466	$10,491	$10,477
Oct 19	$10,466	$10,561	$10,497
Nov 19	$10,517	$10,481	$10,510
Dec 19	$10,616	$10,542	$10,525
Jan 20	$10,669	$10,676	$10,539
Feb 20	$10,626	$10,748	$10,555
Mar 20	$9,846	$10,507	$10,585
Apr 20	$10,017	$10,714	$10,586
May 20	$10,188	$10,761	$10,586
Jun 20	$10,295	$10,856	$10,588
Jul 20	$10,444	$11,202	$10,590
Aug 20	$10,498	$11,185	$10,591
Sep 20	$10,444	$11,145	$10,592
Oct 20	$10,477	$11,156	$10,593
Nov 20	$10,787	$11,359	$10,594
Dec 20	$11,008	$11,511	$10,595
Jan 21	$11,086	$11,410	$10,596
Feb 21	$11,208	$11,213	$10,597
Mar 21	$11,219	$10,998	$10,598
Apr 21	$11,285	$11,137	$10,598
May 21	$11,329	$11,241	$10,598
Jun 21	$11,385	$11,142	$10,598
Jul 21	$11,340	$11,290	$10,598
Aug 21	$11,374	$11,243	$10,599
Sep 21	$11,363	$11,044	$10,600
Oct 21	$11,318	$11,017	$10,599
Nov 21	$11,285	$10,985	$10,600
Dec 21	$11,353	$10,969	$10,601
Jan 22	$11,250	$10,745	$10,600
Feb 22	$11,113	$10,617	$10,602
Mar 22	$11,090	$10,294	$10,605
Apr 22	$10,975	$9,730	$10,606
May 22	$10,804	$9,756	$10,614
Jun 22	$10,460	$9,443	$10,617
Jul 22	$10,575	$9,644	$10,622
Aug 22	$10,609	$9,263	$10,640
Sep 22	$10,346	$8,787	$10,666
Oct 22	$10,323	$8,727	$10,683
Nov 22	$10,392	$9,138	$10,718
Dec 22	$10,422	$9,187	$10,756
Jan 23	$10,620	$9,489	$10,790
Feb 23	$10,644	$9,173	$10,825
Mar 23	$10,558	$9,463	$10,872
Apr 23	$10,731	$9,505	$10,906
May 23	$10,743	$9,319	$10,949
Jun 23	$10,792	$9,318	$10,999
Jul 23	$10,866	$9,383	$11,043
Aug 23	$10,916	$9,255	$11,093
Sep 23	$10,953	$8,984	$11,143
Oct 23	$10,916	$8,877	$11,193
Nov 23	$11,113	$9,325	$11,243
Dec 23	$11,328	$9,712	$11,296
Jan 24	$11,443	$9,578	$11,344
Feb 24	$11,481	$9,458	$11,391
Mar 24	$11,570	$9,510	$11,442
Apr 24	$11,570	$9,270	$11,491
May 24	$11,710	$9,391	$11,546
Jun 24	$11,786	$9,405	$11,593
Jul 24	$11,888	$9,664	$11,645
Aug 24	$12,002	$9,893	$11,701
Sep 24	$12,129	$10,061	$11,751
Oct 24	$12,129	$9,724	$11,796
Nov 24	$12,206	$9,757	$11,841
Dec 24	$12,243	$9,548	$11,889
Jan 25	$12,379	$9,602	$11,933
Feb 25	$12,487	$9,740	$11,971
Mar 25	$12,379	$9,800	$12,011
Apr 25	$12,419	$10,088	$12,052
May 25	$12,610	$10,052	$12,096
Jun 25	$12,705	$10,242	$12,136
Jul 25	$12,827	$10,090	$12,177
Aug 25	$12,854	$10,236	$12,225
Sep 25	$12,963	$10,303	$12,266
Oct 25	$12,977	$10,277	$12,309
Nov 25	$12,977	$10,301	$12,343
Dec 25	$13,025	$10,328	$12,386
Jan 26	$13,068	$10,425	$12,421
Feb 26	$13,068	$10,541	$12,455
Mar 26	$12,953	$10,217	$12,491
Apr 26	$13,082	$10,344	$12,527
May 26	$13,182	$10,379	$12,565
Jun 26	$13,211	$10,306	$12,601
Jul 26	$13,211	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.99%	3.10%	3.24%
Investor A Shares (with sales charge)...
	(1.13)	2.26	2.82
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,002,887,869
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 7,836,759
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

C000202325
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor C Shares
Trading Symbol	BGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$244	2.41%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 2.27%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,051	$9,951	$10,002
Sep 16	$10,051	$10,006	$10,007
Oct 16	$10,123	$9,728	$10,009
Nov 16	$10,102	$9,342	$10,011
Dec 16	$10,164	$9,299	$10,015
Jan 17	$10,246	$9,404	$10,020
Feb 17	$10,266	$9,448	$10,024
Mar 17	$10,256	$9,463	$10,026
Apr 17	$10,277	$9,570	$10,032
May 17	$10,307	$9,718	$10,037
Jun 17	$10,297	$9,709	$10,046
Jul 17	$10,348	$9,872	$10,054
Aug 17	$10,338	$9,970	$10,064
Sep 17	$10,379	$9,880	$10,072
Oct 17	$10,430	$9,843	$10,081
Nov 17	$10,400	$9,952	$10,090
Dec 17	$10,420	$9,987	$10,101
Jan 18	$10,502	$10,106	$10,113
Feb 18	$10,492	$10,016	$10,123
Mar 18	$10,441	$10,123	$10,137
Apr 18	$10,461	$9,961	$10,150
May 18	$10,389	$9,885	$10,166
Jun 18	$10,338	$9,841	$10,183
Jul 18	$10,369	$9,825	$10,199
Aug 18	$10,379	$9,835	$10,217
Sep 18	$10,400	$9,750	$10,233
Oct 18	$10,338	$9,641	$10,250
Nov 18	$10,215	$9,671	$10,271
Dec 18	$10,129	$9,867	$10,290
Jan 19	$10,247	$10,017	$10,311
Feb 19	$10,322	$9,959	$10,329
Mar 19	$10,365	$10,084	$10,352
Apr 19	$10,462	$10,054	$10,371
May 19	$10,419	$10,190	$10,395
Jun 19	$10,494	$10,416	$10,418
Jul 19	$10,547	$10,387	$10,437
Aug 19	$10,601	$10,599	$10,458
Sep 19	$10,644	$10,491	$10,477
Oct 19	$10,633	$10,561	$10,497
Nov 19	$10,687	$10,481	$10,510
Dec 19	$10,771	$10,542	$10,525
Jan 20	$10,815	$10,676	$10,539
Feb 20	$10,771	$10,748	$10,555
Mar 20	$9,978	$10,507	$10,585
Apr 20	$10,144	$10,714	$10,586
May 20	$10,309	$10,761	$10,586
Jun 20	$10,408	$10,856	$10,588
Jul 20	$10,551	$11,202	$10,590
Aug 20	$10,606	$11,185	$10,591
Sep 20	$10,540	$11,145	$10,592
Oct 20	$10,562	$11,156	$10,593
Nov 20	$10,871	$11,359	$10,594
Dec 20	$11,088	$11,511	$10,595
Jan 21	$11,166	$11,410	$10,596
Feb 21	$11,279	$11,213	$10,597
Mar 21	$11,279	$10,998	$10,598
Apr 21	$11,347	$11,137	$10,598
May 21	$11,380	$11,241	$10,598
Jun 21	$11,426	$11,142	$10,598
Jul 21	$11,369	$11,290	$10,598
Aug 21	$11,403	$11,243	$10,599
Sep 21	$11,380	$11,044	$10,600
Oct 21	$11,335	$11,017	$10,599
Nov 21	$11,279	$10,985	$10,600
Dec 21	$11,349	$10,969	$10,601
Jan 22	$11,234	$10,745	$10,600
Feb 22	$11,095	$10,617	$10,602
Mar 22	$11,061	$10,294	$10,605
Apr 22	$10,946	$9,730	$10,606
May 22	$10,761	$9,756	$10,614
Jun 22	$10,416	$9,443	$10,617
Jul 22	$10,531	$9,644	$10,622
Aug 22	$10,542	$9,263	$10,640
Sep 22	$10,289	$8,787	$10,666
Oct 22	$10,254	$8,727	$10,683
Nov 22	$10,312	$9,138	$10,718
Dec 22	$10,332	$9,187	$10,756
Jan 23	$10,528	$9,489	$10,790
Feb 23	$10,553	$9,173	$10,825
Mar 23	$10,454	$9,463	$10,872
Apr 23	$10,626	$9,505	$10,906
May 23	$10,626	$9,319	$10,949
Jun 23	$10,663	$9,318	$10,999
Jul 23	$10,725	$9,383	$11,043
Aug 23	$10,774	$9,255	$11,093
Sep 23	$10,811	$8,984	$11,143
Oct 23	$10,762	$8,877	$11,193
Nov 23	$10,946	$9,325	$11,243
Dec 23	$11,151	$9,712	$11,296
Jan 24	$11,263	$9,578	$11,344
Feb 24	$11,288	$9,458	$11,391
Mar 24	$11,364	$9,510	$11,442
Apr 24	$11,364	$9,270	$11,491
May 24	$11,489	$9,391	$11,546
Jun 24	$11,551	$9,405	$11,593
Jul 24	$11,651	$9,664	$11,645
Aug 24	$11,764	$9,893	$11,701
Sep 24	$11,888	$10,061	$11,751
Oct 24	$11,888	$9,724	$11,796
Nov 24	$11,963	$9,757	$11,841
Dec 24	$11,999	$9,548	$11,889
Jan 25	$12,132	$9,602	$11,933
Feb 25	$12,239	$9,740	$11,971
Mar 25	$12,132	$9,800	$12,011
Apr 25	$12,172	$10,088	$12,052
May 25	$12,359	$10,052	$12,096
Jun 25	$12,452	$10,242	$12,136
Jul 25	$12,572	$10,090	$12,177
Aug 25	$12,599	$10,236	$12,225
Sep 25	$12,705	$10,303	$12,266
Oct 25	$12,718	$10,277	$12,309
Nov 25	$12,718	$10,301	$12,343
Dec 25	$12,766	$10,328	$12,386
Jan 26	$12,808	$10,425	$12,421
Feb 26	$12,808	$10,541	$12,455
Mar 26	$12,695	$10,217	$12,491
Apr 26	$12,822	$10,344	$12,527
May 26	$12,920	$10,379	$12,565
Jun 26	$12,948	$10,306	$12,601
Jul 26	$12,948	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	2.27%	2.32%	2.62%
Investor C Shares (with sales charge)...
	1.30	2.32	2.62
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,002,887,869
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 7,836,759
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

C000202327
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Class K Shares
Trading Symbol	BDMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 3.33%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,060	$9,951	$10,002
Sep 16	$10,071	$10,006	$10,007
Oct 16	$10,151	$9,728	$10,009
Nov 16	$10,141	$9,342	$10,011
Dec 16	$10,212	$9,299	$10,015
Jan 17	$10,302	$9,404	$10,020
Feb 17	$10,333	$9,448	$10,024
Mar 17	$10,333	$9,463	$10,026
Apr 17	$10,363	$9,570	$10,032
May 17	$10,403	$9,718	$10,037
Jun 17	$10,403	$9,709	$10,046
Jul 17	$10,464	$9,872	$10,054
Aug 17	$10,464	$9,970	$10,064
Sep 17	$10,514	$9,880	$10,072
Oct 17	$10,575	$9,843	$10,081
Nov 17	$10,554	$9,952	$10,090
Dec 17	$10,584	$9,987	$10,101
Jan 18	$10,676	$10,106	$10,113
Feb 18	$10,676	$10,016	$10,123
Mar 18	$10,635	$10,123	$10,137
Apr 18	$10,665	$9,961	$10,150
May 18	$10,594	$9,885	$10,166
Jun 18	$10,553	$9,841	$10,183
Jul 18	$10,594	$9,825	$10,199
Aug 18	$10,625	$9,835	$10,217
Sep 18	$10,655	$9,750	$10,233
Oct 18	$10,594	$9,641	$10,250
Nov 18	$10,482	$9,671	$10,271
Dec 18	$10,404	$9,867	$10,290
Jan 19	$10,534	$10,017	$10,311
Feb 19	$10,610	$9,959	$10,329
Mar 19	$10,675	$10,084	$10,352
Apr 19	$10,783	$10,054	$10,371
May 19	$10,751	$10,190	$10,395
Jun 19	$10,838	$10,416	$10,418
Jul 19	$10,903	$10,387	$10,437
Aug 19	$10,957	$10,599	$10,458
Sep 19	$11,011	$10,491	$10,477
Oct 19	$11,022	$10,561	$10,497
Nov 19	$11,076	$10,481	$10,510
Dec 19	$11,185	$10,542	$10,525
Jan 20	$11,242	$10,676	$10,539
Feb 20	$11,197	$10,748	$10,555
Mar 20	$10,386	$10,507	$10,585
Apr 20	$10,566	$10,714	$10,586
May 20	$10,747	$10,761	$10,586
Jun 20	$10,859	$10,856	$10,588
Jul 20	$11,017	$11,202	$10,590
Aug 20	$11,084	$11,185	$10,591
Sep 20	$11,039	$11,145	$10,592
Oct 20	$11,073	$11,156	$10,593
Nov 20	$11,399	$11,359	$10,594
Dec 20	$11,635	$11,511	$10,595
Jan 21	$11,729	$11,410	$10,596
Feb 21	$11,858	$11,213	$10,597
Mar 21	$11,870	$10,998	$10,598
Apr 21	$11,951	$11,137	$10,598
May 21	$11,998	$11,241	$10,598
Jun 21	$12,057	$11,142	$10,598
Jul 21	$12,010	$11,290	$10,598
Aug 21	$12,045	$11,243	$10,599
Sep 21	$12,045	$11,044	$10,600
Oct 21	$11,998	$11,017	$10,599
Nov 21	$11,963	$10,985	$10,600
Dec 21	$12,048	$10,969	$10,601
Jan 22	$11,939	$10,745	$10,600
Feb 22	$11,793	$10,617	$10,602
Mar 22	$11,769	$10,294	$10,605
Apr 22	$11,648	$9,730	$10,606
May 22	$11,478	$9,756	$10,614
Jun 22	$11,114	$9,443	$10,617
Jul 22	$11,247	$9,644	$10,622
Aug 22	$11,272	$9,263	$10,640
Sep 22	$11,005	$8,787	$10,666
Oct 22	$10,981	$8,727	$10,683
Nov 22	$11,053	$9,138	$10,718
Dec 22	$11,083	$9,187	$10,756
Jan 23	$11,293	$9,489	$10,790
Feb 23	$11,333	$9,173	$10,825
Mar 23	$11,254	$9,463	$10,872
Apr 23	$11,438	$9,505	$10,906
May 23	$11,451	$9,319	$10,949
Jun 23	$11,504	$9,318	$10,999
Jul 23	$11,582	$9,383	$11,043
Aug 23	$11,635	$9,255	$11,093
Sep 23	$11,688	$8,984	$11,143
Oct 23	$11,648	$8,877	$11,193
Nov 23	$11,859	$9,325	$11,243
Dec 23	$12,089	$9,712	$11,296
Jan 24	$12,212	$9,578	$11,344
Feb 24	$12,252	$9,458	$11,391
Mar 24	$12,348	$9,510	$11,442
Apr 24	$12,361	$9,270	$11,491
May 24	$12,511	$9,391	$11,546
Jun 24	$12,592	$9,405	$11,593
Jul 24	$12,701	$9,664	$11,645
Aug 24	$12,837	$9,893	$11,701
Sep 24	$12,973	$10,061	$11,751
Oct 24	$12,987	$9,724	$11,796
Nov 24	$13,068	$9,757	$11,841
Dec 24	$13,112	$9,548	$11,889
Jan 25	$13,258	$9,602	$11,933
Feb 25	$13,375	$9,740	$11,971
Mar 25	$13,272	$9,800	$12,011
Apr 25	$13,302	$10,088	$12,052
May 25	$13,520	$10,052	$12,096
Jun 25	$13,622	$10,242	$12,136
Jul 25	$13,754	$10,090	$12,177
Aug 25	$13,798	$10,236	$12,225
Sep 25	$13,900	$10,303	$12,266
Oct 25	$13,929	$10,277	$12,309
Nov 25	$13,929	$10,301	$12,343
Dec 25	$13,980	$10,328	$12,386
Jan 26	$14,027	$10,425	$12,421
Feb 26	$14,042	$10,541	$12,455
Mar 26	$13,919	$10,217	$12,491
Apr 26	$14,058	$10,344	$12,527
May 26	$14,181	$10,379	$12,565
Jun 26	$14,197	$10,306	$12,601
Jul 26	$14,212	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	3.33%	3.42%	3.58%
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,002,887,869
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 7,836,759
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%